Note 22 - Taxes - Deferred Tax Assets Not Recognized (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Total deductible temporary differences		$ 1,016,300	$ 1,776,837
Temporary differences [member]
Statement Line Items [Line Items]
Total deductible temporary differences	[1]	443,000	921,457
British Columbia mining tax deductible temporary differences [member]
Statement Line Items [Line Items]
Total deductible temporary differences		566,800	817,200
British Columbia mining tax credits [member]
Statement Line Items [Line Items]
Total deductible temporary differences		1,400	28,700
Capital losses [member]
Statement Line Items [Line Items]
Total deductible temporary differences		$ 5,100	$ 9,480

[1]	The deductible temporary differences consist of $251.6 million for Canada (December 31, 2020 - $758.5 million), $160.5 million for the United States (December 31, 2020 - $137.2 million) and $30.9 million for Turkey (December 31, 2020 - $25.7 million).